Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 468,825	$ 161,902	$ 369,137
Accounts receivable, net	35,754	36,371	46,998
Advance to suppliers	7,875,174	4,689,148	93,740
Inventories	1,578,678	2,824,353	2,213,311
Prepaid expenses	262,708	202,294	984,934
Other receivables	20,706	17,415	41,265
Total Current Assets	10,241,845	7,931,483	3,749,385
Non-current Assets
Plant, property and equipment, net	235,451	252,186	287,673
Right-of-use assets, net	1,056,170	1,389,796
Finance lease right of use assets, net	47,514	69,700
Intangible assets, net	427	3,109	8,473
Lease deposit	53,097	52,523	69,992
Goodwill		218,606	218,606
Total Non-current Assets	1,392,659	1,985,920	2,489,093
Total Assets	11,634,504	9,917,403	6,238,478
Current Liabilities
Accounts payable	159,144	728,546	430,045
Operating lease liabilities, current	742,255	716,602	701,985
Finance lease liabilities, current	21,922	32,585
Advance from customers	357,682	413,583	306,532
Loan from shareholders	381,436	385,147
Accrued liabilities and other payables	987,465	1,683,033	1,100,661
Other loan	3,505	13,424
Income tax payable	1,832,736	1,852,399	1,150,105
Total Current Liabilities	4,486,145	5,825,319	3,689,328
Noncurrent Liabilities
Other Loan	210,185	197,828	147,428
Operating lease liabilities, non-current	361,149	730,291	1,262,256
Finance lease liabilities, non-current	30,304	40,451
Income tax payable			643,112
Total Noncurrent Liabilities	601,638	968,570	2,052,796
Total Liabilities	5,087,783	6,793,889	5,742,124
Contingencies and Commitments
Stockholders’ Equity
Common stock, value	13,773	7,301	1,918
Additional paid-in capital	56,657,801	52,585,582	44,402,821
Accumulated other comprehensive income	495,440	522,146	521,425
Accumulated deficits	(50,620,293)	(49,991,515)	(44,429,810)
Total Stockholders’ Equity	6,546,721	3,123,514	496,354
Total Liabilities and Stockholders’ Equity	$ 11,634,504	9,917,403	6,238,478
Previously Reported [Member]
Non-current Assets
Right-of-use assets, net		$ 1,459,496	$ 1,904,349